Average Annual Total Returns - FidelityAdvisorValueStrategiesFund-KPRO - FidelityAdvisorValueStrategiesFund-KPRO - Fidelity Advisor Value Strategies Fund	Jan. 29, 2024
Fidelity Value Strategies Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	20.65%
Past 5 years	16.88%
Past 10 years	9.57%
RS013
Average Annual Return:
Past 1 year	12.71%
Past 5 years	11.16%
Past 10 years	8.26%